Performance Management - American Beacon Select Funds - American Beacon U.S. Government Money Market Select Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional index with characteristics that are similar to those of the Fund, for the periods indicated. Prior to April 29, 2016, the Fund invested in certain types of securities that are no longer generally permitted for “government money market funds,” as currently defined in Rule 2a-7 under the Investment Company Act. Consequently, the performance shown below may have been different if the current limitation on the Fund’s investments had been in effect.  Past performance is not necessarily an indication of how the Fund will perform in the future. You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year.
Bar Chart [Heading]	Calendar year total returns for Fund shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 1.32% 4th Quarter 2023 01/01/2016 through 12/31/2025 Lowest Quarterly Return: 0.00% First Occurred in 1st Quarter 2021 01/01/2016 through 12/31/2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 Year	5 Years	10 Years
Shares (Before Taxes)
	4.20%	3.15%	2.11%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)

	1 Year	5 Years	10 Years
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Lipper Institutional U.S. Government Money Market Average	4.10%	3.04%	1.94%

Money Market Seven Day Yield, Caption [Optional Text]	You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.
Money Market Seven Day Yield Phone	1-800-658-5811
Performance Availability Website Address [Text]	www.americanbeaconfunds.com
Select
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:1.32% 4th Quarter 202301/01/2016 through 12/31/2025
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:0.00% First Occurred in 1st Quarter 202101/01/2016 through 12/31/2025
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021